Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Summary Of Property, Plant And Equipment, Net

	December 31
	2011	2012
	US$ thousands
Machinery and equipment	2,873	3,240
Office furniture and equipment	294	294
Leasehold improvements	336	441

Property, plant and equipment	3,503	3,975

Accumulated depreciation	(2,666)	(2,785)

Property, Plant and equipment, net	837	1,190